Segmented Information (Details) (CAD) In Thousands, unless otherwise specified	12 Months Ended		15 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Revenue, Net	187,412	189,899	220,518
Long-Lived Assets	102,602	75,300
Canada [Member]
Revenue, Net	177,186	187,356	220,110
Long-Lived Assets	99,972	74,178
United Kingdom [Member]
Revenue, Net	10,226	2,543	408
Long-Lived Assets	2,630	1,122